Other Investments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Other Investments [Abstract]
Schedule of other investments
	As at December 31,
	2023	2022
	$ Thousands
Debt investments - at FVOCI	215,797	344,780